Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value of Marketable Securities and Other securities Investments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Gain (Loss) on Investments [Line Items]
Cost	¥ 7,857,183	¥ 7,037,453
Gross unrealized gains	2,464,154	1,702,693
Gross unrealized losses	4,850	5,694
Fair value	10,316,487	8,734,452
Public and Corporate Bonds
Gain (Loss) on Investments [Line Items]
Cost	6,848,348	5,879,336
Gross unrealized gains	337,341	290,964
Gross unrealized losses	4,738	5,377
Fair value	7,180,951	6,164,923
Common stocks
Gain (Loss) on Investments [Line Items]
Cost	621,750	619,811
Gross unrealized gains	2,083,164	1,377,653
Gross unrealized losses	100	268
Fair value	2,704,814	1,997,196
Other
Gain (Loss) on Investments [Line Items]
Cost	387,085	538,306
Gross unrealized gains	43,649	34,076
Gross unrealized losses	12	49
Fair value	430,722	572,333
Securities not practicable to determine fair value
Gain (Loss) on Investments [Line Items]
Cost	97,738	77,468
Securities not practicable to determine fair value | Public and Corporate Bonds
Gain (Loss) on Investments [Line Items]
Cost	20,404	433
Securities not practicable to determine fair value | Common stocks
Gain (Loss) on Investments [Line Items]
Cost	¥ 77,334	¥ 77,035